SHAREHOLDERS' EQUITY - Summary Of Employee Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 29, 2022	Dec. 31, 2023	Dec. 31, 2022
Number of options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	160,576
Share-based Payment Arrangement, Option
Number of options
Outstanding, balance		4,332,022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,350
Exercised		(278,704)
Forfeited		(98,612)
Outstanding, balance		3,956,056	4,332,022
Exercisable options at the end of the year		3,518,327
Options vested and expected to vest at the end of the year		3,942,119
Weighted average exercise price
Outstanding, weighted average exercise price		$ 94.11
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.00
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			18.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price			154.22
Outstanding, weighted average exercise price		97.93	$ 94.11
Exercisable, weighted average exercise price		89.95
Options vested and expected to vest at the end of the year		$ 97.76
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		4 years 11 months 4 days	5 years 8 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		4 years 7 months 6 days
Outstanding at the beginning of the year, aggregate intrinsic value		$ 77,308
Outstanding at the ending of the year, aggregate intrinsic value		167,822	$ 77,308
Exercisable, aggregate intrinsic value		165,092
Options vested and expected to vest at the end of the year, aggregate intrinsic value		$ 167,609